Issued share capital, share premium account and share options - Share price (Details) Options in Millions	12 Months Ended
	Mar. 31, 2022 Options € / shares	Mar. 31, 2021 Options € / shares	Mar. 31, 2020 Options € / shares
Disclosure of classes of share capital [line items]
Closing share price	€ 13.59	€ 16.55	€ 9.33
Number of options exercisable | Options	4.3	10.9	0.0
Average share price	€ 16.08	€ 13.01	€ 11.77
Number of options exercised | Options	6.5	3.6	3.0
Minimum
Disclosure of classes of share capital [line items]
Share price during period	€ 11.83	€ 8.20	€ 8.32
Maximum
Disclosure of classes of share capital [line items]
Share price during period	€ 18.45	€ 17.56	€ 16.07